Details of Significant Accounts - Schedule of Expenses by Nature (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expenses by Nature [Line Items]
Operating Cost	$ 20,675	$ 18,176
Operating Expense	18,374	25,814
Total	39,049	43,990
Employee benefit expense [Member]
Schedule of Expenses by Nature [Line Items]
Operating Cost	12,182	9,183
Operating Expense	16,599	21,628
Total	28,781	30,811
Depreciation charges on property, plant and equipment [Member]
Schedule of Expenses by Nature [Line Items]
Operating Cost	8,493	8,993
Operating Expense	1,775	4,186
Total	$ 10,268	$ 13,179